Condensed Statements of Operations (Unaudited) (USD $)	6 Months Ended		12 Months Ended		18 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Income Statement [Abstract]
Net Revenue		$ 21		$ 21	$ 5,414
Operating expenses:
Selling, general and administrative	17,961	746	7,474	571	30,653
Operating loss before income taxes	(17,961)	(725)	(7,474)	(550)	(25,239)
Other income	581				581
Income tax (expense) benefit
Net loss	$ (17,380)	$ (725)	$ (7,474)	$ (550)	$ (24,658)
Basic and diluted loss per common share	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average shares outstanding	5,280,833	4,234,783	5,511,667	5,050,000